Segmental and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Abstract]
Reportable Operating Segments

The results of our three reportable operating segments are as follows (in thousands):

	Year ended December 31,
	2019	2020	2021
Digital Platform:	(in thousands)
Services third-party revenue	$496,040	$637,568	$845,941
Services first-party revenue	205,206	395,588	539,737
Services Revenue	701,246	1,033,156	1,385,678
Fulfilment Revenue	127,960	213,228	332,504
Revenue	829,206	1,246,384	1,718,182
Less: Cost of revenue	(457,293)	(686,178)	(987,929)
Gross profit	371,913	560,206	730,253
Less: Demand generation expense	(151,350)	(198,787)	(291,821)
Order contribution	$220,563	$361,419	$438,432

	Year ended December 31,
	2019	2020	2021
Brand Platform:	(in thousands)
Revenue	$164,210	$390,014	$467,505
Less: Cost of revenue	(89,203)	(199,208)	(225,989)
Gross profit or order contribution	$75,007	$190,806	$241,516

	Year ended December 31,
	2019	2020	2021
In-Store:	(in thousands)
Revenue	$27,621	$37,524	$70,921
Less: Cost of revenue	(14,695)	(17,608)	(26,179)
Gross profit or order contribution	$12,926	$19,916	$44,742

	2019 (1)	2020 (1)	2021
Group:
Revenue	$1,021,037	$1,673,922	$2,256,608
Less: Cost of revenue	(561,191)	(902,994)	(1,240,097)
Gross profit	459,846	770,928	1,016,511
Less: Demand generation expense	(151,350)	(198,787)	(291,821)
Order contribution	308,496	572,141	724,690
Selling, general and administrative expenses (excluding demand generation expense) (1)	(738,071)	(1,152,696)	(1,189,147)
Impairment losses on tangible assets	-	(2,991)	-
Impairment losses on intangible assets	-	(36,269)	(11,779)
Operating loss	(429,575)	(619,815)	(476,236)
Gain/(loss) on items held at fair value and remeasurements	21,721	(2,643,573)	2,023,743
Share of results of associates	366	(74)	(52)
Finance income	34,382	24,699	12,599
Finance costs (1)	(19,232)	(91,294)	(86,441)
(Loss)/profit before tax	$(392,338)	$(3,330,057)	$1,473,613

(1) Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.

Summary of Revenue from External Consumers and Segment Assets

The Group’s revenue from external consumers on a demand basis, based on the billing location of the consumer, is detailed below (in thousands):

	2019	2020	2021
Revenue from external consumers (demand basis)
United States	$210,482	$314,596	$475,684
United Kingdom	78,628	151,875	221,264
Other Countries	731,927	1,207,451	1,559,660
Revenue	$1,021,037	$1,673,922	$2,256,608

The Group’s revenue from external consumers on a supply basis, based on the location of the Farfetch legal entity which earned the revenue, is detailed below (in thousands):

	2019	2020	2021
Revenue from external consumers (supply basis)
United Kingdom	$728,321	$1,021,240	$1,363,167
Italy	180,988	485,882	624,585
Other Countries	111,728	166,800	268,856
Revenue	$1,021,037	$1,673,922	$2,256,608

The Group’s non-current assets other than deferred tax assets, broken down by geographic location of the assets, are detailed below (in thousands):

	2020	2021
Non-current assets excluding deferred tax assets
Italy	$915,553	$917,646
United Kingdom	338,015	372,889
United States	225,137	249,529
Other Countries	137,610	161,436
Total	$1,616,315	$1,701,500